Note 19 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Non-hedging interest rate swaps	$ (190)	$ (189)
Forward contracts	(720)	(823)
Total	$ (910)	$ (1,012)